Balance Sheets - JPY (¥) ¥ in Thousands		Mar. 31, 2026	Sep. 30, 2025
Current assets:
Cash and cash equivalents		¥ 187,399	¥ 534,889
Accounts receivable-trade, net		68,529	48,323
Inventories		225,017	264,286
Advance payments		40,247	67,742
Prepaid expenses and other current assets		23,291	44,979
Total current assets		573,769	992,442
Property and equipment, net		16,588	27,092
Other intangible assets, net		50,458	47,451
Operating lease right-of-use assets		5,324	9,975
Other assets		9,508	10,206
Total assets		655,647	1,087,166
Current liabilities:
Accounts payable		6,272	1,330
Contract liabilities – current		60,850	55,084
Current portion of borrowings		69,489	261,940
Operating lease liabilities – current		4,428	7,387
Accrued expenses and other current liabilities		184,109	139,291
Total current liabilities		325,148	465,032
Contract liabilities - non-current		128,175	139,955
Borrowings - net of current portion			10,436
Operating lease liabilities - non-current		249	1,795
Total liabilities		453,572	617,218
SHAREHOLDERS’ EQUITY:
Common shares, no par value; 16,615,220 shares authorized; 4,153,805 shares issued and outstanding at March 31, 2026; 4,615,224 shares authorized; 1,153,806 shares issued and outstanding at September 30, 2025	[1]	657,600	60,000
Additional paid-in capital		3,590,020	3,238,928
Accumulated deficit		(4,045,545)	(2,828,980)
Total shareholders’ equity		202,075	469,948
Total liabilities and shareholders’ equity		655,647	1,087,166
Related Party [Member]
Current assets:
Related party receivable		¥ 29,286	¥ 32,223

[1]	The number of shares presented above is adjusted retrospectively to reflect the 1 for 60 sub-division effected on October 24, 2024 and the 30 for 1 reverse share split effected on January 26, 2026.